Expense Example {- Fidelity Municipal Income Fund} - 12.31 Fidelity Municipal Income Fund PRO-08 - Fidelity Municipal Income Fund - Fidelity Municipal Income Fund	Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567